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Securities and Exchange Commission
Washington, D.C. 20549

Rule 24f-2 Notice

for

Fiduciary Management Associates
1345 Avenue of the Americas
New York, New York l0105

under the

Investment Company Act of l940

File No. 2-33889


(i)	Fiscal year for which this Notice is filed:

	October 1, 1994 through September 30, 1995

(ii)	Number or amount of securities of the same class or series,
if any, which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 under the Investment
Company Act of l940 (the "Act") but which remained unsold at the beginning of such fiscal year:

	2,508,198 shares

(iii)	Number or amount of securities, if any, registered during
such fiscal year other than pursuant to Rule 24f-2:

	935,207 shares

(iv)	Number or amount of securities sold during such fiscal
year:

	673,646 shares

(v)	Number or amount of securities sold during such fiscal year
in reliance upon Rule 24f-2:

	332,821 shares*


Exhibit: Opinion of Messrs. Seward & Kissel
________________________

*	No filing fee is due based on the following calculation made in accordance with Rule 24f-2(c) of the Act and Section 6(b) of the Securities Act of l933: the actual aggregate sales price of the shares sold during such fiscal year in reliance upon Rule 24f-2 was $8,789,726; the actual aggregate dollar amount of shares redeemed during such fiscal year was $8,789,726, none of which was previously used for reduction pursuant to Rule 24e-2(a) in filings made pursuant to Rule
24e-1 and all of which are being so used for reduction pursuant to this Rule 24f-2 Notice.

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SIGNATURE

	Pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940, Fiduciary Management Associates has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 21st day of November, 1995.


						FIDUCIARY MANAGEMENT ASSOCIATES


						By: /s/ Domenick Pugliese
						   ___________________________
						   Domenick Pugliese
						   Assistant Secretary


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Seward & Kissel
One Battery Park Plaza
New York, N.Y. 10004

Telephone: (212) 574-1200
Facsimile: (212) 480-8421


						November 28, 1995


Fiduciary Management Associates
1345 Avenue of the Americas
New York, New York 10105

Dear Sirs:

		We have acted as counsel for Fiduciary Management Associates, a Massachusetts business trust (the "Company"), in connection with the Company's Rule 24f-2 Notice to be filed pursuant to Rule 24f-2 under the Investment Company
Act of 1940, as amended, to report the sale of 332,821
shares of beneficial interest of the Company, par value $.01 per share, during the fiscal year of the Company ended
September 30, 1995, in reliance upon that Rule and pursuant to the registration of an indefinite number of such shares under the Securities Act of 1933, as amended.

		As counsel for the Company, we have examined and relied upon such records of the Company and other documents and certificates as to factual matters as we have deemed to be necessary to render the opinion set forth below.

		Based on that examination we are of the opinion that the 332,821 shares so sold in reliance upon Rule 24f-2 were duly authorized and legally issued and, upon their issuance, were fully paid and nonassessable shares of beneficial interest of the Company under the laws of the Commonwealth of Massachusetts.

		Our opinion above stated is expressed as members of
the bar of the State of New York.
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		We hereby consent to the filing of this opinion
with the Securities and Exchange Commission as an exhibit to the above-referenced Rule 24f-2 Notice.

							Very truly yours,

							/s/ Seward & Kissel
00250061.AC9